SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Funds received in relation to termination of a contract	$ 3,900
Charter revenue recognized	400
Other Current Liablities	1,400
Other Long-term Liabilities	$ 2,147	$ 0
Deferred termination fees		$ 0